Warrants (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of Fair Value Measurement Inputs
The redeemable convertible preferred stock warrants were valued using the following assumptions under the Black-Scholes option-pricing model:

	Initial Issuance Date	Subsequent Issuance Date	December 31, 2020	February 11, 2021	March 11, 2021
Stock price	$5.80	$5.80	$7.11	$10.27	$8.44
Expected term (years)	10.00	9.31	2.00	2.00	2.00
Expected volatility	57.81%	57.35%	76.00%	76.00%	76.00%
Risk-free interest rate	3.06%	1.75%	0.13%	0.13%	0.13%
Dividend yield	0%	0%	0%	0%	0%

	March 11, 2021	March 31, 2021	June 30, 2021
Stock price	$12.00	$8.50	$12.49
Exercise price of warrant	11.5	11.5	11.5
Expected term (years)	5.00	4.95	4.7
Expected volatility	27.00%	43.00%	43.00%
Risk-free interest rate	0.78%	0.92%	0.92%